Financing Arrangements	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022
Financing Arrangements [Line Items]
FINANCING ARRANGEMENTS

6. FINANCING ARRANGEMENTS

Financing arrangements on the consolidated balance sheets consists of:

	May 31, 2022	May 31, 2021
Revolving Credit Facility	$38,141,451	$—
Promissory note (PPP)	—	358,236
Promissory notes (EIDL)	—	150,000
Notes payable	608,333	2,528,886
Convertible notes – net of discount	—	2,441,551
Notes payable, gross	38,749,784	5,478,673
Less: current portion	(38,749,784)	(2,285,367)
Long term, notes payable	$—	$3,193,306

Revolving Credit Facility

On June 1, 2021, the Company entered into a Revolving Purchase, Loan and Security Agreement (the “TBK Agreement”) with TBK BANK, SSB, a Texas State Savings Bank (“Purchaser”), for a facility under which Purchaser will, from time to time, buy approved receivables from the Seller. The TBK Agreement provides for Seller to have access to the lesser of (i) $30 million (“Maximum Facility”) and (ii) the Formula Amount (as defined in the TBK Agreement). Upon receipt of any advance, Seller agreed to sell and assign all of its rights in accounts receivables and all proceeds thereof. Seller granted to Purchaser a continuing ownership interest in the accounts purchased under the Agreement. Seller granted to Purchaser a continuing first priority security interest in all of Seller’s assets. The facility is for an initial term of twenty-four (24) months (the “Term”) and may be extended or renewed, unless terminated in accordance with the TBK Agreement. The TBK Agreement replaced the Company’s prior agreement with Corefund Capital, LLC (“Core”) entered into on May 29, 2020, pursuant to which Core agreed to purchase from the Company up to an aggregate of $25 million of accounts receivables (the “Core Facility”).

The Core Facility provided Core with security interests in purchased accounts until the accounts have been repurchased by the Company or paid by the customer. As of June 1, 2021, the Core Facility has been terminated along with all security interests granted to Core and replaced with the TBK Agreement. This facility temporarily renewed on June 17, 2021, under the same terms and conditions as the original agreement and the credit line was set at $2.0 million and terminated again on August 31, 2021, after the Company repurchased all its factored accounts receivable.

On August 4, 2021, the parties to the TBK Agreement entered into a First Amendment Agreement to increase the credit facility from $30.0 million to $40.0 million during the Temporary Increase Period, the period commencing on August 4, 2021, through and including December 2, 2021, with all other terms of the original TBK Agreement remained unchanged.

On September 17, 2021, the parties to the TBK Agreement entered into a Second Amendment to the TBK Agreement to temporarily increase the credit facility from $40.0 million to $47.5 million for the period commencing on August 4, 2021, through and including January 31, 2022.

On January 31, 2022, the parties to the TBK Agreement entered into a Third Amendment to the TBK Agreement to permanently increase the credit facility from $40.0 million to $47.5 million.

On April 14, 2022, the parties to the TBK Loan Agreement entered into a Forth Amendment to temporarily increase the credit facility from $47.5 million to $57.5 million from April 15, 2022 through October 31, 2022 (See Subsequent Events Note 11)

Purchase Money Financing

On September 8, 2021 (the “Effective Date”), the Company entered into a Purchase Money Financing Agreement (the “Financing Agreement”) with Corefund Capital, LLC (“Corefund”) in order to enable the Company to finance additional cargo charter flights for the peak shipping season.

Pursuant to the Financing Agreement, the Company may, from time to time, request financing from Corefund to enable the Company to engage Company’s suppliers to provide chartered cargo flights for the Company’s clients. The Company may also request that Corefund tender payments directly to a supplier. Corefund requires payments from a buyer to be made to a Deposit Account Control Agreement account at an agreed upon bank where Corefund is the sole director and accessor to the account for the term of the relationship.

The fees and interest related to CoreFund purchase money financing are included in the interest expense on the statement of operations. The fee paid to CoreFund for the year ended May 31, 2022 were approximately $1.0 million.

Promissory Note (PPP)

The Company’s wholly-owned subsidiaries received proceeds under the Paycheck Protection Program (“PPP”). The PPP, established as part of the CARES Act, provided for loans to qualifying business for amounts up to 2.5 times the average monthly payroll expenses of the qualifying business. The PPP Loan (“Note”) and accrued interest are forgivable after twenty-four weeks as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities and maintains its payroll levels. The amount of forgiveness will be reduced if the borrower terminates employees or reduces salaries during the eight-week period.

During April and May 2020, the UL US Entities received aggregate proceeds of $1,646,062 through this program. The promissory notes mature for dates ranging from April 2022 through May 2022. As of May 31, 2022 and 2021, the outstanding balance due under these promissory notes was $0 and $358,236, respectively.

The interest rate on the above PPP notes is 1.0% per annum, with interest accruing on the unpaid principal balance computed on the basis of the actual number of days elapsed in a year of 360 days. No payments of principal or interest are due during the six-month period beginning on the date of the Note (“Deferral Period”).

As noted above, the principal and accrued interest under the Note evidencing the PPP Loans are forgivable after twenty-four weeks as long the Company has used the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the Company terminates employees or reduces salaries during the twenty-four-week period. The Company used the proceeds for purposes consistent with the PPP. In order to obtain full or partial forgiveness of the PPP Loan, the Company must request forgiveness and must provide satisfactory documentation in accordance with applicable Small Business Administration (“SBA”) guidelines. Interest payable on the Note may be forgiven only if the SBA agrees to pay such interest on the forgiven principal amount of the Note. The Company will be obligated to repay any portion of the principal amount of the Note that is not forgiven, together with interest accrued and accruing thereon at the rate set forth above, until such unforgiven portion is paid in full.

Beginning one month following expiration of the Deferral Period and continuing monthly until 24 months from the date of the Note (the “Maturity Date”), the Company is obligated to make monthly payments of principal and interest to the Lender with respect to any unforgiven portion of the Note, in such equal amounts required to fully amortize the principal amount outstanding on the Note as of the last day of the Deferral Period by the Maturity Date. The Company is permitted to prepay the Note at any time without payment of any premium.

During January 2021, the PPP notes, which were assumed without recourse in the May 2020 acquisition (see Note 2) were utilized for eligible purposes under the terms of the agreements and were forgiven after the expiration of the twenty-four week period discussed above. The total amount forgiven was $1,646,062 and is included in gain on forgiveness of promissory notes on the consolidated statements of operations.

On March 9, 2021, the Company was granted an SBA loan (the “Loan”) by Century Bank in the aggregate amount of $358,236, pursuant to the second round of the Paycheck Protection Program (the “PPP”) under the CARES Act. The Loan, which was in the form of a note, matures on March 5, 2026 and bears interest at a rate of 1% per annum. The Loan is payable in equal monthly instalments after the Deferral Period which ends on the day of the Forgiveness Deadline. The Note may be prepaid by the Borrower at any time prior to maturity with no prepayment penalties. The funds from the Loan may only be used for payroll costs, costs used to continue group health care benefits, mortgage payments, rent, and utilities. The Company intends to use the entire Loan amount for qualifying expenses. Under the terms of the PPP, certain amounts of the Loan may be forgiven if they are used for qualifying expenses as described in the CARES Act. As of May 31, 2021, the outstanding balance was $358,236, and the full amount was forgiven as of May 31, 2022.

Promissory Note (EIDL)

Pursuant to a certain Loan Authorization and Agreement (the “SBA Loan Agreement”) in June 2020, the Company securing a loan (the “EIDL Loan”) with a principal amount of the EIDL Loan of $150,000, with proceeds to be used for working capital purposes. Interest accrues at the rate of 3.75% per annum and will accrue only on funds advanced from the date of each advance. Installment payments, including principal and interest, are due monthly beginning June 2021. The balance of principal and interest is payable thirty years from the date of the SBA Note. The note had an outstanding balance of $150,000 as of May 31, 2021. As of May 31, 2022 this note was fully repaid.

Notes Payable

On May 29, 2020, the Company entered into a $1,825,000 note payable as part of the acquisition related to UL ATL. The loan bears a zero percent interest rate and has a maturity of three years, or May 29, 2023. The agreement calls for six semi-annual payments of $304,166.67, for which the first payment was due on November 29, 2020. As of May 31, 2022 and 2021, the outstanding balance due under the note was $608,333 and $1,216,667, respectively.

On May 29, 2020, the Company entered into a non-compete, non-solicitation and non-disclosure agreement with a former owner of ATL. The amount payable under the agreement is $500,000 over a three-year period. The agreement calls for twenty-four monthly non-interest bearing payments of $20,833.33 with the first payment on June 29, 2020. As of May 31, 2022 and 2021, the outstanding balance due under the agreement was $0 and $250,004, respectively.

Promissory Note

On March 19, 2021 (the “Effective Date”), Unique Logistics International, Inc. (the “Company”) issued to an accredited investor (the “Investor”) a 10% promissory note in the principal aggregate amount of $1,000,000 (the “Note”). The Company received aggregate gross proceeds of $1,000,000. The purpose of the funds is to augment working capital resulting from a surge in business and new customer acquisition. The Note matures on the date that is thirty (30) days following the Effective Date (the “Maturity Date”). The Note bears interest at a rate of ten percent (10%) per annum (the “Interest Rate”). The Company may prepay the Note without penalty.

As of May 31, 2021, the outstanding balance due under the agreement was $1,062,215. On May 31, 2022, this note was paid in full.

Convertible Notes Payable

Trillium SPA

On October 8, 2020, the Company entered into a Securities Purchase Agreement (the “Trillium SPA”) with Trillium Partners (“Trillium”) pursuant to which the Company sold to Trillium (i) a 10% secured subordinated convertible promissory note in the principal aggregate amount of $1,111,000 (the “Trillium Note”) realizing gross proceeds of $1,000,000 (the “Proceeds”) and (ii) a warrant to purchase up to 570,478,452 shares of the Company’s common stock at an exercise price of $0.001946, subject to adjustment as provided therein (the “Trillium Warrant”). The Trillium Note was to mature on October 6, 2021 and is convertible at any time. The Company shall pay interest on a quarterly basis in arrears.

The Company initially determined the fair value of the warrant and the beneficial conversion feature of the note using the Black-Scholes model and recorded an adjustment to the carrying value of the note liability with an equal and offsetting adjustment to Stockholders’ Equity.

The note was amended on October 14, 2020, to adjust the conversion price to $0.00179638. Upon amendment, the Company accounted for the modification as debt extinguishment and recorded a loss in the statement of operations for the period ended November 30, 2020.

On June 1, 2021, this Note maturity was extended to October 6, 2022.

On August 19, 2021, Trillium entered into a Securities Exchange Agreement and on December 10, 2021 into an amended Securities Exchange Agreement, as discussed below. Upon effectiveness of these agreements, Trillium Note was exchanged for Preferred Stock Series D.

During the year ended May 31, 2022, a noteholder converted $131,759 of principal and interest of the convertible note into 73,346,191 shares of the Company’s common stock at a rate of $0.00179640 per share. As of May 31, 2022 and 2021, the outstanding balance on the Trillium Note was $0 and $1,104,500. The note did not have a discount related to a beneficiary conversion feature, due to modification of this Note in November of 2020, when this debt discount was recorded as a loss on extinguishment of debt.

3a SPA

On October 14, 2020, the Company entered into a Securities Purchase Agreement (the “3a SPA”) with 3a Capital Establishment (“3a”) pursuant to which the Company sold to 3a (i) a 10% secured subordinated convertible promissory note in the principal aggregate amount of $1,111,000 (the “3a Note”) realizing gross proceeds of $1,000,000 (the “Proceeds”) and (ii) a warrant to purchase up to 570,478,452 shares of the Company’s common stock at an exercise price of $0.001946, subject to adjustment as provided therein (the “3a Warrant”). The 3a Note matures on October 6, 2021 (the “Maturity Date”) and is convertible at any time.

The Company determined the fair value of the warrant using the Black-Scholes model and recorded an adjustment to the carrying value of the note liability with an equal and offsetting adjustment to Stockholders Equity. The warrant had a grant date fair value of $563,156 and the beneficial conversion feature was valued at $436,844.

On June 1, 2021, this Note maturity was extended to October 6, 2022. Upon this amendment the Company accounted for this modification as debt extinguishment and recorded a net gain of $383,819 in the consolidated statements of operations for the period ended November 30, 2021.

On August 19, 2021, 3A entered into a Securities Exchange Agreement and on December 10, 2021 into an amended Securities Exchange Agreement, as discussed below. Upon effectiveness of these agreements, 3A Note was exchanged for Preferred Stock Series C.

As of May 31, 2022 and 2021 the total unamortized debt discount related to the 3a SPA was $0 and $391,757, respectively. During the year ended May 31, 2022, the Company recorded amortization of debt discount totalling $285,048.

During the year ended May 31, 2022, the noteholder converted $113,172 in convertible notes into 63,000,000 shares of the Company’s common stock at a rate of $0.00179638 per share. As of May 31, 2022 and 2021, the outstanding principal balance on the 3a Note was $0 and $1,111,000, respectively.

Trillium and 3a January Convertible Notes

On January 28, 2021, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Trillium Partners LP (“Trillium”) and 3a Capital Establishment (“3a” together with Trillium, the “Investors”) pursuant to which the Company sold to each of the Investors (i) a 10% secured subordinated convertible promissory note in the principal aggregate amount of $916,666 or $1,833,333 in the aggregate (each a “Note” and together the “Notes”) realizing gross proceeds of $1,666,666 (the “Proceeds”).

The Notes mature on January 28, 2022 (the “Maturity Date”) and are convertible at any time. The conversion price of the Note is $0.0032 (the “Conversion Price”). The Company determined the fair value of the warrant using the Black-Scholes model and recorded an adjustment to the carrying value of the note liability with an equal and offsetting adjustment to Stockholders Equity. The beneficial conversion feature for both Notes was valued at $1,666,666.

On June 1, 2021, maturity of these Notes was extended to January 28, 2023. Upon this amendment the Company accounted for this modification as debt extinguishment and recorded a net gain of $247,586.

As of May 312021, the outstanding balance on these convertible notes was $1,833,334.

On August 19, 2021, Investors entered into a Securities Exchange Agreement and on December 10, 2021 into an amended Securities Exchange Agreement, as discussed below. Upon effectiveness of these agreements, Trillium and 3a January Convertible Notes were exchanged for Preferred Stocks Series C and D.

During the year ended May 31, 2022, the Company recorded amortization of debt discount totaling $491,467.

Covenants

As of May 31, 2022 the Company was in full compliance with all covenants and debt agreements. As of May 31, 2021, the Company was in compliance with all covenants and debt agreements, except for Trillium and 3a where the Company was deemed to be in default due to a violation of several covenants. On January 29, 2021, the Company and the investors (Trillium and 3a) entered into a waiver agreement which waived any and all defaults underlying the 3a, Trillium and 3a SPA’s and the Trillium and 3a Notes for a period of six months. Subsequently, the Company signed the Securities Exchange Agreement extending this waiver as described below.

Securities Exchange Agreements

On August 19, 2021, the Company entered into a securities exchange agreement (the “Exchange Agreement”) with the investors (Trillium and 3a) holding the above listed notes and warrants of the Company (each, including its successors and assigns, a “Holder” and collectively the “Holders”). Pursuant to the Exchange Agreement, the Company agreed to issue, and the Holders agreed to acquire the New Securities (as defined herein) in exchange for the Surrendered Securities (the “Old Notes” defined as October and January Notes and Warrants in the Exchange Agreement). “New Securities” means a number of Exchange Shares (as defined in the Exchange Agreement) determined by applying the Exchange Ratio (as defined in the Exchange Agreement) upon consummation of a registered public offering of shares of the Company’s Common Stock (and warrants if included in such financing), at a valuation of not less than $200,000,000.00 pre-money, pursuant to which the Company receives gross proceeds of not less than $20,000,000 and the Company’s Trading Market is a National Securities Exchange (the “Qualified Financing”).

In the event the number of Exchange Shares would result in the Holder beneficially owning more than the Beneficial Ownership Limitation (as defined in the Exchange Agreement), all such Exchange Shares in excess of the Beneficial Ownership Limitation shall be issued as a number of shares of newly created Series C Convertible Preferred Stock

The closing will occur on the Trading Day on which all of the Transaction Documents (as defined in Exchange Agreement) have been executed and delivered by the applicable parties thereto, and all conditions precedent to (i) the Holders’ obligations to tender the Surrendered Securities at such Closing, and (ii) the Company’s obligations to deliver the New Securities, in each case, have been satisfied or waived (the “Closing Date”).

Amended Securities Exchange Agreement

On December 10, 2021, the Company entered into an amended securities exchange agreement Trillium and 3A (the “Holders”) holding convertible notes, issued by the Company, in the aggregate remaining principal amount of $3,861,160 plus interest; and warrants to purchase an aggregate of 1,140,956,904 shares of common stock of the Company. Pursuant to the Amended Exchange Agreement, the Company agreed to issue, and the Holders agreed to acquire, in exchange for the Surrendered Securities shares of the newly created Series C Convertible Preferred Stock, par value $0.001 per share and shares of Series D Convertible Preferred Stock, par value $0.001 per share (the “Series D Preferred”, and together with the Series C Preferred, the “Preferred Stock”), of the Company, upon entering into the Exchange Amendment.

In connection with the Amended Exchange Agreement, each of the Holders received that certain number of Preferred Stock equal to one share of Preferred Stock for every $10,000 of Note Value held by such Holder (the “Exchange Ratio”). The Company issued 195 shares of Series C Preferred and 192 shares of Series D Preferred. In the aggregate, each of the Series C Preferred and Series D Preferred may be converted up to an amount of common stock equal to 12.48% of the Company’s capital stock on a fully diluted basis, subject to adjustment up to a specified date.

Upon effectiveness of the Amended Exchange Agreement, the Company no longer has any outstanding convertible notes or warrants.

Future maturities related to the above promissory notes, notes payable and convertible notes are $608,333 due during the twelve months ended May 31, 2023.

Unique Logistics International, Inc. [Member]
Financing Arrangements [Line Items]
FINANCING ARRANGEMENTS

4. FINANCING ARRANGEMENTS

Financing arrangements on the consolidated balance sheets consists of:

	February 28, 2023	May 31, 2022
Revolving Credit Facility	$9,882,529	$38,141,451
Current portion of notes payable	17,804,500	608,333
Notes payable, gross	27,687,029	38,749,784
Noncurrent portion of notes payable	1,500,000	—
Long term, notes payable	$29,187,029	$38,749,784

Revolving Credit Facility

On June 1, 2021, the Company entered a Revolving Purchase, Loan and Security Agreement (the “TBK Agreement”) with TBK BANK, SSB, a Texas State Savings Bank (“TBK”), for a facility under which TBK will, from time to time, buy approved receivables from the Company. This line was subject to periodic increases and on April 14, 2022, the parties entered into a Fourth Amendment to temporarily increase the credit facility availability from $47.5 million to $57.5 million through October 31, 2022. The line of credit facility returned to $47.5 million as of November 30, 2022 and is scheduled to mature on May 31, 2023.

Notes Payable

On May 29, 2020, as part of the acquisition of UL ATL the Company entered into a $1,825,000 note payable with a former shareholder. The agreement calls for six semi-annual payments of $304,167, for which the first payment was due on November 29, 2020. The loan bears a zero percent interest rate and has a maturity of three years, or May 29, 2023. The note’s remaining balance was recorded in the current portion of notes payable with balance of $304,167 and $608,333 as of February 28, 2023 and May 31, 2022, respectively.

On February 21, 2023, as part of the acquisitions of ULHK operating subsidiaries, the Company recorded $19.0 million of new promissory notes payable to ULHK. $17.5 million of these notes were recorded as the current portion of notes payable and $1.5 million was recorded as noncurrent portion of notes payable as of February 28, 2023.